Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (“SCT”) Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average SCT Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return for the Company(3)	Net Income ($MMs)(4)
2023	$35,568	$(105,332)	$327,919	$345,588	$122.56	$(26.63)
2022	$1,560,568	$767,488	$464,743	$401,431	$111.15	$22.07
2021	$385,568	$904,838	$469,083	$603,612	$210.64	$20.25

Named Executive Officers, Footnote	The PEO was Christopher G. Hutter for the three years shown in the table; the names of each of the NEOs (excluding Mr. Hutter) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, William S. Steckel, and G. Douglas Tackett Jr.; (ii) for 2022, Timothy J. Lynch, and John R. Zuppo III; and (iii) for 2021, Sally M. Cunningham, Aaron M. Tam, Timothy J. Lynch, and J. Greg Gibson
PEO Total Compensation Amount	$ 35,568	$ 1,560,568	$ 385,568
PEO Actually Paid Compensation Amount	$ (105,332)	767,488	904,838
Adjustment To PEO Compensation, Footnote
(2) The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being “Compensation Actually Paid”:

	PEO	Average of Non-PEO NEOs
Adjustments	2023	2023
Total Compensation from SCT	$35,568	$327,919
(Subtraction): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($40,803)
Addition: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$56,387
Addition (Subtraction): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($154,650)	$1,070
Addition: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Addition (Subtraction): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$13,750	$1,016
(Subtraction): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	($105,332)	$345,588

Non-PEO NEO Average Total Compensation Amount	$ 327,919	464,743	469,083
Non-PEO NEO Average Compensation Actually Paid Amount	$ 345,588	401,431	603,612
Adjustment to Non-PEO NEO Compensation Footnote
(2) The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being “Compensation Actually Paid”:

	PEO	Average of Non-PEO NEOs
Adjustments	2023	2023
Total Compensation from SCT	$35,568	$327,919
(Subtraction): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($40,803)
Addition: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$56,387
Addition (Subtraction): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($154,650)	$1,070
Addition: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Addition (Subtraction): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$13,750	$1,016
(Subtraction): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	($105,332)	$345,588

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company TSR
From 2022 to 2023, there was a net decrease in CAP of our PEO and the average of non-PEO NEOs over the two-fiscal-year-period ending December 31, 2023. For the PEO, this was primarily driven by the decrease in the fair value of outstanding equity at the end of 2023. Over the same two-fiscal-year period, our cumulative TSR increased.
	From 2021 to 2022, there was a net decrease in CAP of our PEO and the average of non-PEO NEOs over the two-fiscal-year period ending December 31, 2022. Over the same two-fiscal-year period, our cumulative TSR also decreased, reflecting relative alignment between our CAP and our cumulative TSR. This relative alignment is a result of our equity compensation program which aims to align executive compensation with the shareholder experience (i.e., stock price) through equity grants.
Compensation Actually Paid vs. Net Income
CAP Versus Net Income
From 2022 to 2023, there was a net decrease in CAP of our PEO and the average of non-PEO NEOs over the two-fiscal-year-period ending December 31, 2023. Net Income also decreased from 2022 to 2023, recognizing compensation is not directly tried to Net Income within our compensation program.
From 2021 to 2022, there was a net decrease in CAP of our PEO and the average of non-PEO NEOs over the two-fiscal-year period ending December 31, 2022. However, Net Income increased from 2021 to 2022, given compensation is not directly tied to Net Income within our compensation program.

Total Shareholder Return Amount	$ 122.56	111.15	210.64
Net Income (Loss)	$ (26,630,000)	$ 22,070,000.00	$ 20,250,000
PEO Name	Christopher G. Hutter
Additional 402(v) Disclosure	Total shareholder return is calculated by dividing (i) the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period (December 31, 2020) by (ii) the Company’s share price at the beginning of the measurement period (December 31, 2020).
(4) Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable year.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,650)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,750
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,387
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,070
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 40,803